Related Party Transactions - Schedule of Related Parties of the Company With Whom Transactions (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Yi Lu, Ph.D.[Member]
Schedule of Related Parties of the Company With Whom Transactions [Line Items]
Relationship to Us	Chairman of the Board and Chief Executive Officer of the Company	Chairman of the Board and Chief Executive Officer of the Company
Hung To Pau, Ph.D. [Member]
Schedule of Related Parties of the Company With Whom Transactions [Line Items]
Relationship to Us	Director and Shareholder of the Company
Steven I-Fang Cheng, Ph.D. [Member]
Schedule of Related Parties of the Company With Whom Transactions [Line Items]
Relationship to Us	Chief Technology Officer of the Company	Chief Technology Officer of the Company
Chen-Yi Lee [Member]
Schedule of Related Parties of the Company With Whom Transactions [Line Items]
Relationship to Us	Chen-Yi Lee is the sole director and the controlling person of Advance On Ventures Limited, which owns 10.09% equity interest in the Company and has sole voting and dispositive power over shares beneficially owned by Advance On Ventures Limited. Chen-Yi Lee is also the Stockholders of the Company	Chen-Yi Lee is the sole director and the controlling person of Advance On Ventures Limited, which owns 10.92% equity interest in the Company and has sole voting and dispositive power over shares beneficially owned by Advance On Ventures Limited. Chen-Yi Lee is also the Stockholders of the Company
Advance On Ventures Limited [Member]
Schedule of Related Parties of the Company With Whom Transactions [Line Items]
Relationship to Us	Stockholders of the Company	Stockholders of the Company
Well Fancy Development Ltd [Member]
Schedule of Related Parties of the Company With Whom Transactions [Line Items]
Relationship to Us	Hung To Pau is the director and shareholder of the entity	Hung To Pau is the director and shareholder of the entity
Shanghai Junfu Electronic Technology Co., Ltd. [Member]
Schedule of Related Parties of the Company With Whom Transactions [Line Items]
Relationship to Us	Hung To Pau is the legal person and shareholder of the entity	Hung To Pau is the legal person and shareholder of the entity